The major classes of assets and related liabilities classified as held for sale are shown in the following table: (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Cash and cash equivalents	$ 13	$ 14
Trade receivables	31	24
Inventories	73	4
Investments	210	68
Property, plant and equipment	1,975	640
Others	188	35
Total	2,490	785
Total	2,490	785
Trade payables	2	22
Finance debt	1	13
Provision for decommissioning costs	833	640
Others	31	10
Total	867	685
Liabilities included in disposal groups classified as held for sale	867	$ 685
Gas And Power [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Cash and cash equivalents	13
Trade receivables	31
Inventories	5
Investments	210
Others	187
Total	446
Total	446
Trade payables	2
Others	31
Total	33
Liabilities included in disposal groups classified as held for sale	33
Refining Transportation And Marketing Segment [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Inventories	68
Property, plant and equipment	134
Others	1
Total	203
Total	203
Exploration And Production Segment [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Property, plant and equipment	1,841
Total	1,841
Total	1,841
Provision for decommissioning costs	833
Total	833
Liabilities included in disposal groups classified as held for sale	833
Corporate And Other Business [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Finance debt	1
Total	1
Liabilities included in disposal groups classified as held for sale	$ 1